QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly financial data
Interest Income	$ 7,731,000	$ 7,560,000	$ 7,483,000	$ 7,405,000	$ 7,283,000	$ 7,270,000	$ 7,105,000	$ 6,837,000	$ 6,956,000	$ 29,730,779	$ 28,167,788	$ 28,232,911
Net Interest Income	6,763,000	6,609,000	6,538,000	6,479,000	6,349,000	6,312,000	6,245,000	6,021,000	6,134,000	25,975,213	24,712,017	24,517,271
Net Income	1,515,000	1,675,000	1,720,000	1,904,000	1,772,000	961,000	1,367,000	1,785,000	1,709,000	7,070,718	5,821,874	7,007,562
Basic earnings per share (in dollars per share)	$ 0.56	$ 0.61	$ 0.63	$ 0.70	$ 0.66	$ 0.35	$ 0.51	$ 0.66	$ 0.63	$ 2.60	$ 2.15	$ 2.59
Diluted earnings per share (in dollars per share)	$ 0.56	$ 0.61	$ 0.63	$ 0.70	$ 0.66	$ 0.35	$ 0.51	$ 0.66	$ 0.63	$ 2.60	$ 2.15	$ 2.59
Gain on the sale of securities	8,000				188,000					965,985	967,454	1,834,839
Gain on sale of mortgage loans	327,000				157,000					950,722	1,658,226	2,325,468
Pension expense related to the 2008 termination of defined benefit plan						$ 973,000